Label	Element	Value
ETFMG Prime Mobile Payments ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001467831_SupplementTextBlock
Supplement to the

Summary Prospectus dated May 1, 2017 and

Prospectus and Statement of Additional Information (“SAI”)

dated January 31, 2017, as previously supplemented, of the

ETFMG Prime Cyber Security ETF (HACK)

and the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated January 31, 2017, as previously supplemented, of the

 ETFMG Prime Mobile Payments ETF (IPAY)

ETFMG Prime Junior Silver ETF (SILJ)

ETFMG Video Game Tech ETF (IFLY)

ETFMG Drone Economy Strategy ETF (GAMR)

ETFMG ETFx HealthTech ETF (IMED)

each a series of ETF Managers Trust

(each, a “Fund”, and collectively, the “Funds”)

August 18, 2017

Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Prime Mobile Payments ETF
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective immediately, the Funds’ website has changed to be www.etfmgfunds.com, and investors can find each Fund’s summary prospectus, statutory prospectus, statement of additional information, and other information about each Fund online at www.etfmgfunds.com/learn-about-etfs/investor-materials/.  References in each Fund’s summary prospectus, statutory prospectus, and statement of additional information to any other website should be disregarded.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.etfmgfunds.com